SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 17 - SUBSEQUENT EVENTS During February 2025, the Board of Directors of the Company has approved a new Share repurchase program of 10% of the Outstanding Shares.